Derivative and Financial Instruments - FX Notional (Details)		12 Months Ended
		Dec. 31, 2019 CAD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)
Trading Activity, Gains and Losses, Net [Line Items]
Description of Foreign Currency Derivative Instruments Not Designated as Hedging Instruments Activities		In December 2017, we entered into foreign exchange zero cost collars buying the right to sell $1.25 billion CAD at $0.707 CAD and selling the right to buy $1.25 billion CAD at $0.842 CAD against the U.S. dollar. The collar expired during the second quarter of 2019 and we entered into new foreign currency exchange forward contracts to sell $1.35 billion CAD at $0.748 CAD against the U.S. dollar.
Sell U.S. dollar, buy British pound. | Not Designated as Hedging Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Net notional position of foreign currency exchange derivatives | $				$ 0			$ 805,000,000
Buy British Pound Sell Euro [Member] | Not Designated as Hedging Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Net notional position of foreign currency exchange derivatives | £			£ 4,000,000			£ 0
Sell British pound, buy other currencies [Member] | Not Designated as Hedging Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Net notional position of foreign currency exchange derivatives | £	[1]		£ 0			£ 21,000,000
Sell Canadian dollar, buy U.S. dollar [Member] | Not Designated as Hedging Instrument [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Net notional position of foreign currency exchange derivatives | $		$ 1,337,000,000			$ 1,242,000,000

[1]	*Primarily euro and Norwegian krone.